Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,719	$ 2,592
At year end	2,724	2,719	$ 2,592
Impaired additional trade receivables	47	515
Trade receivables and contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	2,719	2,592	810
Charge for the year	47	515	1,782
Utilized amounts	0	(388)	0
Unutilised, allowance account for credit losses of financial assets [Abstract]	(42)	0	0
At year end	$ 2,724	$ 2,719	2,592
Provision for impairment			$ 1,782